Shareholder Report, Holdings (Details)	Jun. 30, 2026
TDAQ LIFT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	130.00%
TDAQ LIFT ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.61%
TDAQ LIFT ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.47%
TDAQ LIFT ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
TDAQ LIFT ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
TappAlpha Innovation 100 Growth & Daily Income ETF | Invesco NASDAQ 100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.54%
TappAlpha Innovation 100 Growth & Daily Income ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
TappAlpha Innovation 100 Growth & Daily Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.54%
TappAlpha Innovation 100 Growth & Daily Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
TSPY LIFT ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.00%
TSPY LIFT ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.61%
TSPY LIFT ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.89%
TSPY LIFT ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
TSPY LIFT ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
TappAlpha S&P 500 Growth & Daily Income ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
TappAlpha S&P 500 Growth & Daily Income ETF | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.45%
TappAlpha S&P 500 Growth & Daily Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.45%
TappAlpha S&P 500 Growth & Daily Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%